INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES	The following is a breakdown of the loss before the provision for income taxes:
	Year Ended December 31,
	2023	2022
Loss before provision for income taxes	$(8,171,232)	$(9,943,702)

SCHEDULE OF INCOME TAX EXPENSE/(BENEFIT)

The Company has not filed federal or state tax returns and has not recorded any impacts to its deferred tax amounts carried on the balance sheet for any years after the calendar year ended December 31, 2019. As a result, the deferred tax amounts carried on the balance sheets as of December 31, 2023 and December 31, 2022 have remained unchanged.

	Year ending December 31,
	2023	2022
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(1,853,757)	(1,853,757)
State	(189,451)	(189,451)
Total deferred	(2,043,708)	(2,043,708)
Change in valuation allowance	2,043,708	2,043,708
Total income tax expense/(benefit)	$—	$—

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
NOL Carryforward	$6,391,691	$6,391,691
AMT Credit	111,950	111,950
Fixed assets and intangibles	—	—
Stock Compensation	—	—
Accruals and other	—	—
Total deferred tax assets	$6,503,641	6,503,641
Valuation allowance	(6,391,641)	(6,391,641)
Net deferred tax asset	$111,950	$111,950

SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS	Net operating losses and tax credit carryforwards as of December 31, 2023, are as follows:
Amount
Net operating losses, federal & state	$6,391,691